Share-based Payments - Summary of Changes in Stock Options and Restricted Stock Units (Detail)	6 Months Ended
Jun. 30, 2024 shares $ / shares
Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Beginning balance	3,830,652
Granted	785,000
Exercised (Vested and Settled)	(234,694)
Forfeited	(159,687)
Ending balance	4,221,271
Beginning balance, Weighted average | $ / shares	$ 9.46
Granted , Weighted average | $ / shares	21.68
Exercised (Vested and Settled) , Weighted average | $ / shares	2.29
Forfeited , Weighted average | $ / shares	15.8
Ending balance , Weighted average | $ / shares	$ 13.29
Restricted Stock Units [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Beginning balance	1,033,814
Granted	531,129
Exercised (Vested and Settled)	(157,989)
Forfeited	(127,543)
Ending balance	1,279,411